Annual Total Returns- PIMCO Global Bond Opportunities Portfolio Unhedged (Advisor Class) [BarChart] - Advisor Class - PIMCO Global Bond Opportunities Portfolio Unhedged - Advisor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.45%	6.85%	(8.57%)	2.16%	(4.13%)	3.94%	8.52%	(4.29%)	6.02%	10.01%